Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Parenthetical) (Detail) $ in Millions	Oct. 31, 2020 CAD ($)
Disclosure of financial assets [abstract]
Average fair value of trading derivatives, Favourable	$ 44,942
Average fair value of trading derivatives, Unfavourable	$ 44,332